Operating segments - Reconciliation of adjusted EBITDA (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Restructuring And Related Costs [Line Items]
Profit for the period	€ 66,823	€ 44,626	€ 42,874
Income taxes	20,737	23,240	23,838
Profit before income taxes	87,560	67,866	66,712
Add back finance costs	77,126	62,490	73,448
Deduction share of profit of joint ventures	(484)	(419)	(492)
Deduction other finance income	(40,424)	(25,145)	(17,275)
Operating result (EBIT)	123,778	104,792	122,393
Add back depreciation, amortization and impairment of intangible assets and property, plant and equipment	85,910	88,716	72,778
EBITDA	209,688	193,508	195,171
Share of profit of joint venture	484	419	492
Restructuring expenses	4,612	17,623	0
Consulting fees related to Group strategy	2,485	2,563	1,502
Long Term Incentive Plan	7,770	3,575	907
Other adjustments	2,618	5,078	10,638
Adjusted EBITDA	227,657	222,766	208,710
EPA enforcement action expense	2,100	4,100	5,000
Remediation damages incurred by hurricane Harvey	1,400
Reimbursed reassessed real estate transfer tax	1,300
Sarbanes-Oxley implementation expense			1,800
Reassessed real estate transfer tax			1,500
Impairment of inventories	€ 2,446	5,865	3,021
Impairment of fixed assets at France plant		10,300
OECQ
Restructuring And Related Costs [Line Items]
Post acquisition-related costs			€ 1,800
Personnel Related Expenses
Restructuring And Related Costs [Line Items]
Restructuring expenses		6,100
Demolition, Site Remediation and Securing, and Other
Restructuring And Related Costs [Line Items]
Restructuring expenses		€ 11,500